Related Party Transactions (Details Narrative)	Sep. 12, 2024 USD ($)	Sep. 05, 2024	Sep. 05, 2024 TermNote	Sep. 05, 2024 NewConsolidatedConvertibleNote	Sep. 05, 2024 ConvertibleNote	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 23, 2024 USD ($)	Dec. 31, 2023 USD ($)
Number of equity instruments			1	1	2
Debt instrument issuance date		Sep. 23, 2024
Other current liabilities						$ 119,000	$ 224,186	$ 173,163
Chief Executive Officer [Member]
Proceeds from related party debt	$ 100,000
Related Party [Member] | Seven Gc Co Holdings Inc [Member]
Other current liabilities							$ 0			$ 67,118
Share Purchase Agreement [Member]
Reduction of debt.									$ 2,000,000